FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities that are measured at fair value

		June 30,		December 31,
Description	Level	2026	Level	2025
Assets:
Investments held in Trust Account	1	$25,813,648	1	$25,164,437

		December 31,		December 31,
Description	Level	2025	Level	2024
Assets:
Investments held in Trust Account	1	$25,164,437	1	$106,926,172